Financial instruments - Other Current and Non-Current Financial Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial instruments [Line Items]
Other current financial liabilities	$ 1,256,499	$ 522,999
Other non-current financial liabilities	3,213,422	2,394,218
Total	4,469,921	2,917,217
Bank borrowings | Liabilities at amortized cost
Financial instruments [Line Items]
Other current financial liabilities	1,164,262	130,840
Other non-current financial liabilities	295,518	197,522
Total	1,459,780	328,362
Unsecured obligations | Liabilities at amortized cost
Financial instruments [Line Items]
Other current financial liabilities	46,999	343,589
Other non-current financial liabilities	2,909,485	2,176,924
Total	2,956,484	2,520,513
For hedging | Derivative financial instruments
Financial instruments [Line Items]
Other current financial liabilities	30,443	42,754
Other non-current financial liabilities	8,419	19,772
Total	38,862	62,526
Non-Hedging | Derivative financial instruments
Financial instruments [Line Items]
Other current financial liabilities	14,795	5,816
Other non-current financial liabilities	0	0
Total	$ 14,795	$ 5,816